Finance and investment income, finance costs and revaluation and retranslation of financial instruments	6 Months Ended
Jun. 30, 2020
Text block [abstract]
Finance and investment income, finance costs and revaluation and retranslation of financial instruments
6.	Finance and investment income, finance costs and revaluation and retranslation of financial instruments
Finance and investment income includes:

Continuing operations	Six months ended 30 June 2020	Six months ended 30 June 2019 1	Year ended 31 December 2019
	£m	£m	£m
Income from equity investments	6.8	9.3	18.3
Interest income	44.4	32.5	80.7
	51.2	41.8	99.0
Finance costs include:

Continuing operations	Six months ended 30 June 2020	Six months ended 30 June 2019 1	Year ended 31 December 2019
	£m	£m	£m
Net interest expense on pension plans	1.4	1.8	3.5
Interest on other long-term employee benefits	1.4	1.8	3.9
Interest payable and similar charges	104.3	127.8	252.0
Interest expense related to lease liabilities	50.2	48.7	99.7
	157.3	180.1	359.1
Revaluation and retranslation of financial instruments include:

Continuing operations	Six months ended 30 June 2020 2	Six months ended 30 June 2019 1,2	Year ended 31 December 2019 2
	£m	£m	£m
Movements in fair value of treasury instruments	(2.0)	7.3	0.4
Premium on the early repayment of bonds	—	(32.2)	(63.4)
Revaluation of investments held at fair value through profit or loss	1.7	1.6	9.1
Revaluation of put options over non-controlling interests	25.4	(14.6)	(24.3)
Revaluation of payments due to vendors (earnout agreements)	7.4	(2.4)	(3.7)
Retranslation of financial instruments	(301.1)	8.9	245.7
	(268.6)	(31.4)	163.8
Notes
1	Figures for the period ended 30 June 2019 have been re-presented in accordance with IFRS 5: Non-current Assets Held for Sale and Discontinued Operations, as described in note 13.
2	Figures have been restated to b e in accordance with IAS 39 Financial Instruments: Recognition and Measurement, as described in the accounting policies.
The retranslation of financial instruments includes foreign exchange gains/losses on bonds, cross currency swaps, intercompany loans and bank balances that form part of the Group’s central financing structures. Any foreign exchange gains/losses on operations are recognised in general and administrative costs as set out in note 3.